UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21492

Reserve Short-Term Investment Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina Massaro The Reserve 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	March 31, 2008

Item 1.    Annual Reports to Shareholders

Annual Report

March 31, 2008

Reserve Yield Plus Fund
of Reserve Short-Term Investment Trust

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General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RYP/ANNUAL 03/08

(This page has been left blank intentionally.)

Bruce Bent
Chairman and CEO
The Reserve

March 31, 2008

Dear Investor,

The liquidity, mortgage and enhanced cash crisis have provoked everyone—institutions, corporations and individuals—to question just how safe their cash really is, and it's about time.

The Reserve's investment philosophy of its money market and enhanced cash funds is counter-cultural to that of the vast majority of organizations that sponsor/manage virtually all these types of funds. They are not specialists in cash management, rather they primarily manage stock and bond funds, the focus of which is the highest rate of return, not safety of principal, liquidity and soundness of sleep, which has been the core of The Reserve since its inception nearly 40 years ago.

When we created the world's first money fund we clearly stipulated the tenets that define a money fund: sanctity of principal, immediate liquidity, a reasonable rate of return—all while living under the overarching rubric of boring investors into a sound sleep. This same philosophy is applied to our Yield Plus Fund, an "enhanced cash" fund, which has confidently weathered the difficult market conditions over the past year. Enhanced cash funds are not money funds, rather they are complements to money market funds most suitable for an investors' mid-term cash needs.

The Yield Plus Fund, Class R shares had an average annual one-year net return of 4.86% for the period ending March 31, 2008 all the while maintaining its $1.00 NAV and providing daily liquidity on demand without interruption. For the net return for each of the Fund's share classes, please refer to the Financial Highlights portion of the Notes to Financial Statements section of this report.

The cash entrusted to us is your reserve resource that you expect to be there no matter what. This is why we call ourselves The Reserve. Be you an individual, institution or a Fortune 500 company, this is your working capital to pay the rent, to finance inventory and receivables, to put food on the table. This is definitely not money to take risks with, and that is exactly how it should be managed.

We have been "accused" by some of asserting these tenets as if they were dogma to which The Reserve pleads: Guilty as charged. If one focused on the goal of effective cash management, the truths to accomplish it are self-evident and unequivocal, and reaching for yield while risking principal, liquidity or peace of mind is not among them. Let us hope that this dance on the precipice will re-instill the objectivity that is crucial to cash management in both the money managers and the investors that have exhorted them to take a flyer. After all, how dangerous could it be? It's only cash management.

Cash is the very lifeblood of every individual and organization, yet despite the critical nature of cash, it is the least researched asset class, the results of which have created the current problems in the market place.

Thank you for your confidence in our Reserve. We never forget you have entrusted us with your reserve(s).

Bruce Bent
Chairman and CEO

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—MARCH 31, 2008

Principal Amount	ASSET BACKED SECURITIES—8.5%	Value (Note 1)
$17,061,597	Americredit Automobile Receivables Trust, 5.43%, 11/8/10	$17,058,957
12,286,422	Harley-Davidson Motorcycle Trust, 3.20%, 5/15/12	12,280,544
40,000,000	Hyundai Auto Receivables Trust, 5.11%, 1/15/10	40,063,516
19,968,636	Nissan Auto Lease Trust, 5.20%, 2/16/10	19,968,636
8,692,329	SLMA Student Loan Trust, 3.47%, 10/25/12	8,665,181
Total Asset Backed Securities (Cost $97,937,168)		98,036,834

ASSET BACKED COMMERCIAL PAPER—28.0%

25,000,000	Belmont Funding LLC, 4.90%, 4/24/08(a)	24,943,091
25,000,000	Belmont Funding LLC, 5.26%, 6/9/08(a)	24,851,575
25,000,000	Concord Minutemen Capital Co., Series A, 3.17%, 8/8/08(a)	24,731,875
25,000,000	Crown Point Capital Co., Series A, 3.10%, 8/8/08(a)	24,731,875
30,000,000	Curzon Funding LLC, 3.08%, 6/30/08(a)	29,773,410
25,000,000	Ebbets Funding LLC, 3.30%, 5/21/08(a)	24,890,139
25,000,000	Lexington Parker Capital, 5.30%, 6/13/08(a)	24,843,400
25,000,000	Market Street Funding LLC, 2.85%, 7/9/08(a)	24,791,450
20,000,000	Morgan Stanley, 4.17%, 6/20/08	19,877,860
25,000,000	Morrigan TRR Funding LLC, 4.88%, 4/25/08(a)	24,941,169
25,000,000	Morrigan TRR Funding LLC, 3.60%, 5/23/08(a)	24,888,958
48,000,000	Tasman Funding Inc., 3.60%, 4/22/08(a)	47,899,200
Total Asset Backed Commercial Paper (Cost $320,800,339)		321,164,002

FLOATING RATE NOTES—39.9%

35,000,000	American Express Centurion Bank, 2.54%, 2/20/09*	34,841,660
30,000,000	Aust & NZ Banking Group, 3.00%, 7/3/08*	29,944,920
25,000,000	Banco Bilbao Vizcaya Argentaria, 2.91%, 3/12/09*(a)	24,961,725
50,000,000	Bank of Nova Scotia, 3.23%, 1/30/09*	49,908,400
50,000,000	Bank of Scotland PLC, 3.07%, 9/5/08*	50,000,000
20,000,000	Goldman Sachs Group Inc., 3.12%, 5/15/09*	20,000,000
30,000,000	IBM International Group Capital, 3.12%, 2/13/09*	30,001,920
25,000,000	JP Morgan Chase & Co., 4.92%, 10/2/09*	24,953,331
40,000,000	MBIA Global Funding LLC, 3.07%, 2/13/09*	40,000,000
30,000,000	Merrill Lynch and Co., 3.89%, 10/23/08*	29,895,870
24,000,000	Merrill Lynch and Co., 3.34%, 1/30/09*	23,931,776
25,000,000	Natixis, 3.21%, 7/25/08*	24,997,200
25,000,000	Nordea Bank Finland NY, 3.05%, 4/9/09*	24,908,988
50,000,000	Skandinaviska Enskilda Banken, 3.06%, 1/5/09*	49,985,127
Total Floating Rate Notes (Cost $458,767,852)		458,330,917

INVESTMENT COMPANY—16.7%

191,898,000	Reserve Primary Fund Class Institutional, 3.50%, 4/1/08
Total Investment Company (Cost $191,898,000)		191,898,000

MEDIUM-TERM NOTES—4.3%

25,000,000	AIG Matched Funding Corp., 3.01%, 9/18/08	24,811,350
25,000,000	JP Morgan Chase & Co., 3.42%, 11/19/09	24,953,775
Total Medium-Term Notes (Cost $50,000,000)		$49,765,125

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND
SCHEDULE OF INVESTMENTS—MARCH 31, 2008 (Continued)

Principal Amount	U.S. CORPORATE NOTES/BONDS—2.2%	Value (Note 1)
$25,000,000	Goldman Sachs Group Inc., 3.88%, 1/15/09
Total U.S. Corporate Notes/Bonds (Cost $25,139,714)		$25,045,825

Total Investments (Cost $1,144,543,073)	99.6%	1,144,240,703
Other Assets less Liabilities	0.4	4,246,608
Net Assets	100.0%	$1,148,487,311

  GLOSSARY

SLMA	—	Student Loan Marketing Association

*  Variable Rate Instrument. This is the rate in effect at the time of this report.

(a)  Issued under 144A .

See notes to financial statements.

RESERVE SHORT-TERM INVESTMENT TRUST—RESERVE YIELD PLUS FUND

Statement of Assets and Liabilities For the Year Ended March 31, 2008
Assets:
Investments in securities at market value (cost $1,144,543,073) (Note 1)	$1,144,240,703
Cash	395
Interest receivable	3,949,689
Other receivable	308,404
Total Assets	1,148,499,191
Liabilities:
Accrued expenses	11,880
Total Liabilities	11,880
Net Assets	$1,148,487,311
Composition of Net Assets:
Capital Shares (at a par value of $.0001 per share)	$114,881
Paid-in capital	1,148,638,322
Undistributed net investment income	32,563
Accumulated net realized gain on investments	3,915
Net unrealized depreciation of investments	(302,370)
Net Assets	$1,148,487,311
Net Asset Value Per Share:
(offering and redemption price per share)
Liquidity Class I* ($207,821,062/207,879,394 shares)	$1.00
Liquidity Class III* ($5,300/5,301 shares)	$1.00
Class Treasurer's Trust ($171,418,168/171,466,282 shares)	$1.00
Class R ($769,242,781/769,458,696 shares)	$1.00

Statement of Operations For the Year Ended March 31, 2008
Investment Income:
Interest	$65,554,185
Expenses:
Comprehensive management fee:
Liquidity Class I*	1,046,750
Liquidity Class III*	64,306
Class Treasurer's Trust	643,504
Class R	3,335,303
Distribution fee - Class R	1,111,623
Legal fee	166
Trustee fee	14,420
Chief Compliance Officer Expense	29
Interest Expense	132,022
Total expenses before waiver	6,348,123
Less: expenses waived	(4,170,197)
Net Expenses	2,177,926
Net Investment Income	63,376,259
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	3,915
Net change in unrealized depreciation of investments	(240,137)
Net realized and unrealized loss on investments	(236,222)
Net Increase in Net Assets Resulting from Operations	$63,140,037

Statements of Changes in Net Assets For the Year Ended March 31, 2008 and for the Year Ended March 31, 2007
	Year Ended March 31, 2008	Year Ended March 31, 2007
Increase (Decrease) in Net Assets From:
Investment Operations:
Net investment income	$63,376,259	$82,062,590
Net realized gain from investment transactions	3,915	26,802
Net change in unrealized depreciation of investments	(240,137)	205,082
Net increase in net assets resulting from operations	63,140,037	82,294,474
Dividends to Shareholders From:
Net Investment Income
Liquidity Class I*	(36,285,068)	(76,940,577)
Liquidity Class III*	(1,367,124)	(4,374,976)
Class Treasurer's Trust	(5,059,618)	(242,383)
Class R	(20,664,323)	(504,664)
Total dividends to shareholders	(63,376,133)	(82,062,600)
Capital Shares Transactions:
Proceeds from sale of shares	11,634,255,140	15,897,426,175
Reinvestment of dividends	59,761,502	76,522,612
Cost of shares redeemed	(11,635,967,993)	(16,241,303,943)
Net increase in net assets resulting from capital share transactions	58,048,649	(267,355,156)
Total increase (decrease) in net assets	57,812,553	(267,123,282)
Net Assets:
Beginning of period	1,090,674,758	1,357,798,040
End of period	$1,148,487,311	$1,090,674,758

* Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Yield Plus Fund (the "Fund"), a series of the Reserve Short-Term Investment Trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. While the Fund is not a money market fund, it seeks to maintain a stable $1.00 share price; however, there are no assurances a $1.00 share price will be maintained. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A. The Fund's authorized shares of beneficial interest, having a $0.0001 par value, are unlimited. The Fund currently offers the following classes of shares: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, and Class R. Only Liquidity Class I, Liquidity Class III, Class Treasurer's Trust and Class R had outstanding share balances on March 31, 2008.

B. For securities whose maturity is greater than 60 days, the Fund's investments are valued based on market quotations provided by an independent pricing service. If market quotations are not readily available for particular securities or if events which are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Fund's calculation of net asset value at 5:00 p.m. Eastern Time, those securities will be valued at their fair value. The Fund may use pricing services to determine the fair value price of securities in those situations. If such third-party pricing information is unavailable, a "fair value" price will be determined by Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, in good faith under the supervision of the Board of Trustees ("Trustees"). A security's "fair value" price may differ from the price next available from independent providers. For securities whose maturity is 60 days or less, the Fund will use the amortized cost method of valuation, which approximates fair value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. There were no fair valued securities at year-end.

C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts.

E. Dividends from net investment income are declared daily and paid monthly by the Fund. The Fund's realized net short-term and net long-term capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trustees. RMCI follows procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The counterparty bankruptcy could delay recovery of collateral.

G. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

H. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(2)  Investment Activity:

For the year ended March 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $0 and $0, respectively. The Fund invested only in securities with a maturity of less than one year.

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes and the cost of investments for federal income tax purposes were as follows:

Tax Basis Cost	Appreciation	Depreciation	Net Unrealized Appreciation / (Depreciation)
$1,144,543,073	$506,731	$(809,101)	$(302,370)

For the year ended March 31, 2008 reclassifications were made as follows:

Accumulated Net Realized Gain	Undistributed Net Investment Income
(26,802)	26,802

The primary permanent difference causing such reclassification was a redesignation of dividends paid. Net assets of the Fund were unaffected by the reclassifications.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Management Fee and Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the policies adopted by the Trustees. RMCI is responsible for the supervision of the Fund's day-to-day operations, manages its investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee (0.08% of each class's average daily net assets), which is accrued daily and paid periodically. The comprehensive management fee includes the advisory fee, all operating and other expenses of the Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the operating and other expenses are: compensation for the Chief Compliance Officer and related expenses, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, including expenses incurred in litigation proceedings, other claims and the legal obligations of the Trust to idemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments under the Distribution Plans, if applicable (as defined below), and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), including the fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Class Institutional	Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	Class Treasurer's Trust	Class R
0.13%	0.16%	0.21%	0.26%	0.36%	0.46%	0.61%	0.81%

Prior to July 16, 2007, each of the above classes of shares had a comprehensive management fee that was 0.01% lower.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of the Fund that would have the effect of lowering the Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate, and other payments to Intermediaries.

During the period ended March 31, 2008, RMCI voluntarily waived $3,058,574, of its comprehensive management fees for the Fund. Certain Trustees and Officers of the Fund are also Officers of RMCI.

Distribution Assistance:

The Fund has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") and has entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R Shares. The rate of distribution expenses is 0.25% per year of average daily net assets. The Distribution Plan requires RMCI to pay at least an equivalent amount from its own resources. During the period ended March 31, 2008, RMCI waived all of its distribution fees of $1,111,623 for the Fund.

(4)  Capital Share Transactions:

For the year ended March 31, 2008, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Liquidity Class I	Liquidity Class III	Class Treasurer's Trust	Class R
Sold	9,254,910,175	451,075,000	353,938,284	1,574,331,681
Reinvested	33,314,339	1,017,171	4,981,421	20,448,571
Redeemed	(9,979,244,900)	(536,492,208)	(209,496,135)	(910,734,750)
Net Increase (Decrease)	(691,020,386)	(84,400,037)	149,423,570	684,045,502

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended March 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Liquidity Class I	Liquidity Class III	Class Treasurer's Trust	Class R
Sold	13,931,373,566	1,836,414,298	28,986,242	100,652,069
Reinvested	72,191,407	3,952,816	164,568	236,816
Redeemed	(14,398,895,595)	(1,816,751,245)	(9,510,581)	(16,146,521)
Net Increase (Decrease)	(395,330,622)	23,615,869	19,640,229	84,742,364

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Contained below is per share operating performance for a share of beneficial interest outstanding of each Class of the Fund for each of the periods indicated:

The table below sets forth financial data for a share of beneficial interest outstanding throughout each year presented.

	Liquidity Class I
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(b)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.02
Total from investment operations	0.05	0.05	0.02
Dividends from net investment income	(0.05)	(0.05)	(0.02)
Total distributions	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return	5.05%	5.21%	2.46%
Ratios/Supplemental Data
Net assets end of year (thousands)	$207,821	$898,836	$1,293,948
Ratios of expenses to average net assets	0.16%	0.16%	0.16%#
Ratios of expenses to average net assets net of fee waivers	0.06%	0.04%	0.03%#
Ratios of net investment income to average net assets	5.19%	5.21%	4.28%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

	Liquidity Class III
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(a)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.03
Total from investment operations	0.05	0.05	0.03
Dividends from net investment income	(0.05)	(0.05)	(0.03)
Total distributions	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return	4.96%	5.21%	3.26%
Ratios/Supplemental Data
Net assets end of year (thousands)	$5	$84,391	$60,778
Ratios of expenses to average net assets	0.26%	0.26%	0.26%#
Ratios of expenses to average net assets net of fee waivers	0.03%	0.04%	0.02%#
Ratios of net investment income to average net assets	5.32%	5.21%	4.03%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%
	Class Treasurer's Trust
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(a)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.03
Total from investment operations	0.05	0.05	0.03
Dividends from net investment income	(0.05)	(0.05)	(0.03)
Total distributions	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return	4.89%	5.21%	3.26%
Ratios/Supplemental Data
Net assets end of year (thousands)	$171,418	$22,041	$2,402
Ratios of expenses to average net assets	0.61%	0.64%	0.61%#
Ratios of expenses to average net assets net of fee waivers	0.27%	0.06%	0.04%#
Ratios of net investment income to average net assets	4.72%	5.23%	4.46%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%

NOTES TO FINANCIAL STATEMENTS (Continued)

	Class R
	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period Ended March 31, 2006(b)
Net asset value, beginning of period	$1.00	$1.00	$1.00
Increase from investment operations
Net investment income	0.05	0.05	0.02
Total from investment operations	0.05	0.05	0.02
Dividends from net investment income	(0.05)	(0.05)	(0.02)
Total distributions	(0.05)	(0.05)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return	4.86%	5.21%	2.47%
Ratios/Supplemental Data
Net assets end of year (thousands)	$769,243	$85,406	$670
Ratios of expenses to average net assets	1.01%	1.04%	1.01%#
Ratios of expenses to average net assets net of fee waivers	0.33%	0.07%	0.04%#
Ratios of net investment income to average net assets	4.65%	5.25%	4.44%#
Portfolio Turnover Rate*	0.00%	0.00%	0.00%

(a)  Liquidity Class III and Treasurer's Trust commenced operations on June 8, 2005.

(b)  Liquidity Class I and Class R commenced operations on August 31, 2005.

*  This number excludes short-term investments.

#  Annualized.

(7)  Distributions to Shareholders:

For the periods ending March 31, 2008 and March 31, 2007, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets was $63,376,133 and $82,062,600 of ordinary income, respectively.

At March 31, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)
$36,478	$0	$(302,370)

(8)  Recent Accounting Pronouncements:

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Fund is currently evaluating the impact of adopting Statement 157 on its results of operations and financial position and disclosures.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact of adopting FIN 48 was not significant to the financial statements.

NOTES TO FINANCIAL STATEMENTS (Continued)

(9)  Subsequent Event

As of May 5, 2008 the Custodian of the assets of the Fund was changed to State Street Bank and Trust Company.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Short-Term Investment Trust:

We have audited the accompanying statement of assets and liabilities of Reserve Yield Plus Fund of Reserve Short-Term Investment Trust (the Fund), including the schedule of investments, as of March 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Fund as of March 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
May 29, 2008

RESERVE SHORT-TERM INVESTMENT TRUST

The Board of Trustees is responsible for the management and supervision of the Fund. The Trustees approve all material agreements between the Fund and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Fund is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Fund and the length of time served. The Trustees and the Executive Officers of the Funds oversee 23 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 70 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 67 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 2002; Member of Pershing Executive Committee from 1986 to present; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

FRANK J. STALZER Age: 50 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since Inception	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 59 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMAGIC, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance - County of Nassau, NY; Trustee of other Reserve funds.

RESERVE SHORT-TERM INVESTMENT TRUST

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director - University of Washington Medical Center since 2007; Chief Operating Officer - Saint Louis University Hospital from 2004 to 2007; Vice President Support Services - South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Assistant Treasurer since 2000; Co-Chief Executive Officer and Senior Vice President since 2005	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 39 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary since 2000 Co-Chief Executive Officer since 2005	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age: 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to an unregistered fund advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, as applicable, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at October 1, 2007 and held for the entire period ending March 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period*
Yield Plus Fund Class R
Actual	$1,000.00	$1,024.33	$1.72
Hypothetical	$1,000.00	$1,023.19	$1.72

*  Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period).

Yield Plus Fund Treasurer's Trust
Actual	$1,000.00	$1,024.45	$1.41
Hypothetical	$1,000.00	$1,023.50	$1.41

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period).

Yield Plus Fund Liquidity Class III†
Actual	$1,000.00	$1,024.80	$0.10
Hypothetical	$1,000.00	$1,024.83	$0.10

*  Expenses are equal to the Fund's annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period).

Yield Plus Fund Liquidity Class I†
Actual	$1,000.00	$1,025.25	$0.25
Hypothetical	$1,000.00	$1,024.68	$0.25

*  Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied 183/366 (to reflect the one-half year period).

†  Effective September 28, 2007, Class 15 was renamed Liquidity Class I and Class 25 was renamed Liquidity Class III.

FEDERAL TAX INFORMATION (UNAUDITED)

The fund designates the following amount distributed during the fiscal year ended March 31, 2008:

Ordinary Income	$63,376,133
Long Term	—

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted on proxies relating to portfolio securities during the 12-month period ended June 30, 2007, is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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Item 2.    Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.    Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.    Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2008	2007
$31,000	$30,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2008	2007
$600	$3,210

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2008	2007
$0	$0

(h)  Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

Item 11.   Controls and Procedures.

(a)           Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)           There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)      Code of ethics.

(a) (2)      Certifications of co-chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)           Certifications of co-chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Short-Term Investment Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:  June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Dated: June 9, 2008

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Dated: June 9, 2008

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Dated: June 9, 2008